UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	118.2%
ENERGY	6.2%
DISTRIBUTION	3.6%
Spectra Energy Corp.		2,091,570	$54,945,544
OIL & GAS EQUIPMENT & SERVICES	0.2%
Universal Compression Partners LP		88,500	2,734,650
OIL & GAS REFINING & MARKETING	1.7%
Spectra Energy Income Fund, (Canada)		647,600	5,581,308
Targa Resources Partners LP(a)		147,000	4,264,470
Williams Partners LP		336,900	16,080,237
			25,926,015
OIL & GAS STORAGE & TRANSPORATION	0.7%
DCP Midstream Partners LP		142,000	5,552,200
Magellan Midstream Partners LP		22,900	1,071,720
Teekay LNG Partners LP		69,300	2,585,583
Teekay Offshore Partners LP		78,900	2,288,100
			11,497,603
TOTAL ENERGY			95,103,812
OIL COMPANY––EXPLORATION & PRODUCTION	0.1%
Duncan Energy Partners LP(a)		81,000	2,093,850
REAL ESTATE	48.2%
DIVERSIFIED	4.9%
Colonial Properties Trust		445,600	20,350,552
Entertainment Properties Trust		161,300	9,718,325
iStar Financial		433,000	20,277,390
Spirit Finance Corp.		1,720,400	25,633,960
			75,980,227

		Number
		of Shares	Value

HEALTH CARE	9.8%
Health Care Property Investors		853,600	$30,755,208
Health Care REIT		467,500	20,523,250
Nationwide Health Properties		2,113,900	66,080,514
Senior Housing Properties Trust		700,382	16,739,130
Ventas		400,000	16,852,000
			150,950,102
HOTEL	3.0%
DiamondRock Hospitality Co.		940,100	17,861,900
Hospitality Properties Trust		342,800	16,043,040
Strategic Hotels & Resorts		547,800	12,528,186
			46,433,126
INDUSTRIAL	2.6%
DCT Industrial Trust		950,825	11,248,260
First Industrial Realty Trust		230,800	10,455,240
ING Industrial Fund (Australia)		5,754,435	10,987,957
ProLogis European Properties (Netherlands)		354,000	7,353,454
			40,044,911
MORTGAGE	2.4%
Annaly Capital Management		301,700	4,670,316
Newcastle Investment Corp.		1,164,400	32,288,812
			36,959,128
OFFICE	10.4%
Brandywine Realty Trust		763,937	25,523,135
Duke Realty Corp.		407,800	17,727,066
Highwoods Properties		382,200	15,093,078
HRPT Properties Trust		1,691,800	20,809,140
ING Office Fund (Australia)		5,190,800	6,593,807
Liberty Property Trust		738,600	35,984,592
Mack-Cali Realty Corp.		607,800	28,949,514
Mapeley Ltd. (United Kingdom)		57,900	4,432,206
Parkway Properties		108,300	5,658,675
			160,771,213

		Number
		of Shares	Value

RESIDENTIAL––APARTMENT	7.7%
American Campus Communities		299,300	$9,065,797
Apartment Investment & Management Co.(b)		471,200	27,183,528
Education Realty Trust		487,900	7,211,162
GMH Communities Trust		530,400	5,298,696
Home Properties		786,387	41,529,097
Mid-America Apartment Communities		197,800	11,128,228
UDR		551,100	16,874,682
			118,291,190
SELF STORAGE	2.4%
Extra Space Storage		628,500	11,903,790
Sovran Self Storage		208,600	11,558,526
U-Store-It Trust		717,600	14,438,112
			37,900,428
SHOPPING CENTER	5.0%
COMMUNITY CENTER	2.1%
Cedar Shopping Centers		551,300	8,931,060
Inland Real Estate Corp.		753,500	13,819,190
Urstadt Biddle Properties––Class A		517,500	10,122,300
			32,872,550
FREE STANDING	1.5%
National Retail Properties		934,200	22,598,298
REGIONAL MALL	1.4%
Glimcher Realty Trust		305,500	8,254,610
Pennsylvania REIT		286,800	12,713,844
Primaris Retail REIT (Canada)		17,300	304,492
			21,272,946
TOTAL SHOPPING CENTER			76,743,794
TOTAL REAL ESTATE			744,074,119

		Number
		of Shares	Value

TELECOMMUNICATION SERVICES - INTEGRATED TELECOMMUNICATIONS SERVICES	2.9%
AT&T		246,000	$9,699,780
Citizens Communications Co.		310,100	4,635,995
Fairpoint Communications		986,000	18,941,060
Verizon Communications		182,000	6,901,440
Windstream Corp.		300,000	4,407,000
TOTAL TELECOMMUNICATION SERVICES - INTEGRATED TELECOMMUNICATIONS SERVICES			44,585,275
UTILITIES	60.8%
ELECTRIC SERVICE	0.0%
Dynegy — Class A(a)		59,500	550,970
ELECTRIC UTILITIES	33.3%
Cleco Corp.		243,500	6,289,605
DPL		112,900	3,510,061
Duke Energy Corp.		4,183,140	84,875,911
E.ON AG (ADR) (Germany)		308,096	13,913,615
Edison International		352,000	17,293,760
Entergy Corp.		455,400	47,780,568
Exelon Corp.		726,400	49,910,944
FirstEnergy Corp.		505,300	33,471,072
FPL Group		346,497	21,195,221
Hawaiian Electric Industries		263,900	6,858,761
ITC Holdings Corp.		217,800	9,428,562
Northeast Utilities		234,000	7,668,180
Pepco Holdings		990,800	28,753,016
Pinnacle West Capital Corp.		397,500	19,179,375
PPL Corp.		447,000	18,282,300
Progress Energy		1,423,900	71,821,516
Scottish and Southern Energy PLC (United Kingdom)		250,328	7,591,086
Southern Co.		1,794,200	65,757,430
			513,580,983

		Number
		of Shares	Value

ELECTRIC––INTEGRATED	1.0%
Electricite de France (France)		80,500	$6,748,955
Integrys Energy Group		142,000	7,882,420
			14,631,375
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	4.3%
Constellation Energy Group		162,000	14,085,900
Mirant Corp.(a)		91,000	3,681,860
NRG Energy(a)		86,000	6,195,440
TXU Corp.		655,600	42,023,960
			65,987,160
MULTI UTILITIES	21.6%
Ameren Corp.		872,800	43,901,840
Consolidated Edison		1,209,500	61,757,070
Dominion Resources		169,700	15,064,269
DTE Energy Co.		1,121,200	53,705,480
Energy East Corp.		49,600	1,208,256
NSTAR		311,374	10,935,455
PG&E Corp.		749,000	36,154,230
Public Service Enterprise Group		760,500	63,151,920
RWE AG (Germany)		50,483	5,340,393
TECO Energy		291,100	5,009,831
United Utilities PLC (United Kingdom)		92,301	1,372,248
Vectren Corp.		286,100	8,182,460
Xcel Energy		1,101,200	27,188,628
			332,972,080
PIPELINES	0.6%
Enterprise Products Partners LP		135,800	4,318,440
Kinder Morgan Energy Partners LP		93,192	4,909,355
			9,227,795
TOTAL UTILITIES			936,950,363
TOTAL COMMON STOCK (Identified cost—$1,412,984,671)			1,822,807,419

		Number
		of Shares	Value

PREFERRED SECURITIES—$25 PAR VALUE	17.3%
BANK	1.7%
Bank of America Corp., 5.71%, Series E (FRN)		300,000	$7,710,000
Colonial Capital Trust IV, 7.875%, due 10/1/33		74,100	1,900,665
Countrywide Capital V, 7.00%		392,825	9,616,356
KeyCorp Capital IX, 6.75%		94,500	2,380,455
U.S. Bancorp, Series B(a)		160,000	4,176,000
			25,783,476
BANK––FOREIGN	0.6%
Northern Rock PLC, 8.00%, Series A		45,531	1,143,010
Santander Finance Preferred, 6.50%, 144A(c)		80,000	1,984,000
Santander Finance Preferred, 5.868%, (FRN), 144A(c)		280,000	6,790,000
			9,917,010
FINANCE	0.9%
Goldman Sachs Group, 6.03%, Series D (FRN)		80,000	2,099,200
Merrill Lynch & Co., 5.85%, Series 5 (FRN)		491,500	12,341,565
			14,440,765
INSURANCE	1.5%
PROPERTY CASUALTY	0.5%
Berkley W R Capital Trust II, 6.75%, due 7/26/45		47,100	1,196,340
Markel Corp., 7.50%, due 8/22/46		240,000	6,228,000
			7,424,340
PROPERTY CASUALTY––FOREIGN	0.4%
ACE Ltd., 7.80%, Series C		90,000	2,308,500
Arch Capital Group Ltd., 8.00%		125,000	3,353,750
			5,662,250
REINSURANCE-FOREIGN	0.6%
Aspen Insurance Holdings Ltd., 7.401%, Series A		150,000	3,862,500
Everest Re Capital Trust, 7.85%, due 11/15/32		232,280	5,932,431
			9,794,931
TOTAL INSURANCE			22,881,521

		Number
		of Shares	Value

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, 6.375%, due 2/15/56		100,000	$2,508,000
MEDIA––DIVERSIFIED SERVICES	0.8%
Comcast Corp., 7.00%, due 9/15/55		300,000	7,725,000
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		54,000	1,373,760
Viacom, 6.85%		100,000	2,506,000
			11,604,760
REAL ESTATE	11.1%
DIVERSIFIED	2.3%
Digital Realty Trust, 8.50%, Series A		17,000	438,940
Forest City Enterprises, 7.375%, Class A		519,000	13,130,700
iStar Financial, 7.875%, Series E		329,300	8,443,252
iStar Financial, 7.65%, Series G		88,300	2,247,235
iStar Financial, 7.50%, Series I		250,000	6,358,750
LBA Realty Fund LP, 7.625%, Series B		172,120	3,614,520
Lexington Corporate Properties Trust, 8.05%, Series B		50,000	1,268,000
			35,501,397
HEALTH CARE	2.6%
Health Care REIT, 7.875%, Series D		153,536	4,022,643
Health Care REIT, 7.625%, Series F		305,600	7,869,200
LTC Properties, 8.00%, Series F		600,000	15,300,000
Omega Healthcare Investors, 8.375%, Series D		500,000	12,900,000
			40,091,843
HOTEL	1.2%
Ashford Hospitality Trust, 8.55%, Series A		40,000	1,024,000
Equity Inns, 8.00%, Series C		79,500	2,188,635
Highland Hospitality Corp., 7.875%, Series A		120,600	3,039,120
Host Hotels & Resorts, 8.875%, Series E		80,000	2,160,000
Innkeepers USA Trust, 8.00%, Series C		129,400	3,249,234
LaSalle Hotel Properties, 8.00%, Series E		170,000	4,617,200
Strategic Hotels & Resorts, 8.25%, Series B		90,800	2,311,314
			18,589,503

		Number
		of Shares	Value

INDUSTRIAL	0.1%
EastGroup Properties, 7.95%, Series D		35,068	$900,897
OFFICE	2.6%
Alexandria Real Estate Equities, 8.375%, Series C		374,250	10,145,917
Brandywine Realty Trust, 7.50%, Series C		177,410	4,481,377
Kilroy Realty Corp., 7.80%, Series E		99,500	2,562,125
Maguire Properties, 7.625%, Series A		292,200	7,217,340
SL Green Realty Corp., 7.625%, Series C		424,500	10,773,810
SL Green Realty Corp., 7.875%, Series D		227,650	5,893,859
			41,074,428

OFFICE/INDUSTRIAL	0.6%
PS Business Parks, 7.00%, Series H		55,959	1,407,929
PS Business Parks, 6.875%, Series I		246,900	6,135,465
PS Business Parks, 7.95%, Series K		65,000	1,724,450
			9,267,844
RESIDENTIAL—APARTMENT	0.5%
Apartment Investment & Management Co., 9.375%, Series G		35,000	905,450
Apartment Investment & Management Co., 8.00%, Series T		138,400	3,512,592
Apartment Investment & Management Co., 8.00%, Series V		47,200	1,240,888
Apartment Investment & Management Co., 7.875%, Series Y		34,000	885,190
Mid-America Apartment Communities, 8.30%, Series H		38,100	978,408
			7,522,528
SHOPPING CENTER	1.2%
COMMUNITY CENTER	0.7%
Developers Diversified Realty Corp., 7.50%, Series I		300,700	7,688,899
Saul Centers, 8.00%, Series A		96,300	2,465,280
			10,154,179
REGIONAL MALL	0.5%
CBL & Associates Properties, 7.75%, Series C		114,710	2,929,693
CBL & Associates Properties, 7.375%, Series D		60,000	1,542,000
Cedar Shopping Centers, 8.875%, Series A		137,500	3,608,000
			8,079,693
TOTAL SHOPPING CENTER			18,233,872
TOTAL REAL ESTATE			171,182,312

		Number
		of Shares	Value

UTILITIES—ELECTRIC UTILITIES	0.1%
Entergy Corp., 7.625%, ($50 par value)		24,800	$1,611,752
WIRELESS TELECOMMUNICATIONS SERVICES	0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		230,500	5,755,585
United States Cellular Corp., 7.50%, due 6/15/34		39,700	1,006,395
			6,761,980
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$260,813,075)			266,691,576
PREFERRED SECURITIES—CAPITAL SECURITIES	7.5%
AUTO	0.5%
Porsche International Finance PLC, 7.20%, due 2/28/49		8,000,000	8,228,400
BANK	0.7%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		3,000,000	3,344,559
Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144A(c)		8,000,000	7,750,384
			11,094,943
ELECTRIC UTILITIES	0.3%
DPL Capital Trust II, 8.125%, due 9/1/31		4,000,000	4,890,000
ELECTRIC—INTEGRATED	0.5%
PPL Capital Funding, 6.70%, due 3/30/67, Series A		7,000,000	6,892,634
FINANCE	1.5%
CREDIT CARD	0.3%
Capital One Capital III, 7.6865%, due 8/15/36		4,500,000	4,842,815
DIVERSIFIED FINANCIAL SERVICES	1.1%
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)		15,450,000	16,106,625
INVESTMENT BANKER/BROKER	0.1%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R		2,000,000	2,091,162
TOTAL FINANCE			23,040,602
FOOD	0.7%
Dairy Farmers of America, 7.875%, 144A(c),(d)		50,000	4,995,500
Gruma S.A., 7.75%, due 12/29/49, 144A(c)		6,000,000	6,105,000
			11,100,500

		Number
		of Shares	Value

INSURANCE	1.6%
FINANCIAL GUARANTEE	0.3%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144A(c)		4,000,000	$4,000,000
LIFE/HEALTH INSURANCE	0.5%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)		7,000,000	7,334,698
MULTI-LINE	0.7%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		9,000,000	9,362,889
AXA, 7.10%, due 5/29/49 (Eurobond)		2,000,000	2,034,244
			11,397,133
MUTUAL INSURANCE	0.1%
Liberty Mutual Group, 7.50%, due 8/15/36, 144A(c)		1,750,000	1,875,401
TOTAL INSURANCE			24,607,232
INTEGRATED OIL & GAS	0.8%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49, 7.75%		11,500,000	11,957,125
INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
Embarq Corp., 7.995%, due 6/1/36		8,000,000	8,284,648
REAL ESTATE	0.3%
BF Saul REIT, 7.50%, due 3/1/14		5,000,000	5,100,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$112,726,084)			115,196,084

		Principal
		Amount

CORPORATE BONDS	6.2%
BANK	0.3%
BAC Capital Trust XIII, 5.76%, due 12/31/49, (FRN)		$3,000,000	2,989,911
BAC Capital Trust XIV, 5.63%, due 12/31/49		2,000,000	2,003,002
			4,992,913

		Principal
		Amount	Value

CABLE TELEVISION	1.1%
Cablevision Systems Corp., 8.00%, due 4/15/12		$4,150,000	$4,233,000
Rogers Cable, 8.75%, due 5/1/32		10,430,000	12,933,200
			17,166,200
GAS UTILITIES	0.5%
Southern Union Co., 7.20%, due 11/1/66, (FRN)		8,000,000	8,104,504
INDEPENDENT POWER PRODUCER	0.2%
NRG Energy, 7.375%, due 1/15/17		3,500,000	3,600,625
INSURANCE	1.4%
MULTI-LINE	0.7%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(c)		4,000,000	3,978,492
XL Capital Ltd., 6.50%, due 4/15/17, Series E		7,000,000	6,801,669
			10,780,161
MUTUAL INSURANCE	0.7%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(c)		2,000,000	1,975,296
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)		8,000,000	7,821,896
			9,797,192
TOTAL INSURANCE			20,577,353
INTEGRATED TELECOMMUNICATIONS SERVICES	1.3%
Citizens Communications Co, 7.875%, due 1/15/27, 144A(c)		2,000,000	2,055,000
Citizens Communications Co, 9.00%, due 8/15/31		15,500,000	17,050,000
Citizens Communications Co., 7.125%, due 3/15/19, 144A(c)		1,000,000	995,000
			20,100,000
MEDIA	0.1%
CSC Holdings, 7.625%, due 7/15/18		1,000,000	1,015,000

MULTI UTILITIES	0.5%
Dominion Resources, 7.50%, due 6/30/66		5,440,000	5,861,584
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,000,000	2,037,596
			7,899,180

		Principal
		Amount	Value

OIL & GAS EXPLORATION & PRODUCTION	0.6%
Kerr-McGee Corp., 7.875%, due 9/15/31		$8,000,000	$9,332,096
OIL & GAS STORAGE & TRANSPORTATION	0.2%
Williams Cos. (The), 7.75%, due 6/15/31		3,000,000	3,225,000
TOTAL CORPORATE BONDS (Identified cost–$92,711,837)			96,012,871

COMMERCIAL PAPER	0.5%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost–$8,401,031)		8,402,000	8,401,031

TOTAL INVESTMENTS (Identified cost–$1,887,636,698)	149.7%		2,309,108,981

OTHER ASSETS IN EXCESS OF LIABILITIES	1.8%		28,163,391

LIQUIDATION VALUE OF PREFERRED SHARES	(51.5)%		(795,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $26.20 per share based on 58,658,135 shares of common stock outstanding)	100.0%		$1,542,272,372

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
PPLUS	Preferred Plus Trust
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Non–income producing security.

(b) 34,900 shares segregated as collateral for the interest rate swap transactions.

(c) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 3.7% of net assets applicable to common shares.

(d) Fair valued security.  Aggregate holdings equal 0.3% of net assets applicable to common shares.

Note 1. Investments in Interest Rate Swaps

					Unrealized
	Notional	Fixed	Floating Rate(a)		Appreciation/
Counterparty	Amount	Rate	(reset monthly)	Termination Date	(Depreciation)
Merrill Lynch Derivative Products AG	$46,000,000	3.2275%	5.320%	March 29, 2008	$849,726
Merrill Lynch Derivative Products AG	$34,000,000	3.5350%	5.320%	April 23, 2008	559,675
Merrill Lynch Derivative Products AG	$46,000,000	3.4150%	5.320%	March 29, 2009	1,291,600
Merrill Lynch Derivative Products AG	$46,000,000	3.4610%	5.320%	March 29, 2010	1,765,900
Royal Bank of Canada	$68,000,000	2.9900%	5.320%	March 26, 2009	2,469,479
UBS AG	$30,000,000	3.2200%	5.319%	May 7, 2007	102,947
UBS AG	$34,000,000	3.4400%	5.320%	April 19, 2008	597,090
UBS AG	$34,000,000	4.0600%	5.320%	April 19, 2010	755,914
UBS AG	$34,000,000	4.1725%	5.320%	April 28, 2010	640,303
					$9,032,632

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$429,169,438
Gross unrealized depreciation	7,697,155
Net unrealized appreciation	$421,472,283

Cost for federal income tax purposes	$1,887,636,698

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal			Title: Treasurer and principal
		executive officer			financial officer

Date: May 30, 2007